AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 11, 2020.

FILE NO. 033-19946

811-03072-01

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 43	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 857	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

DC VARIABLE ACCOUNT-I

AND

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT TWO

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 Griffin Road North

Windsor, CT 06095

(Address of Depositor’s Principal Offices)

(860) 791-0286

(Depositor’s Telephone Number, Including Area Code)

SADIE R. GORDON

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on September 18, 2020 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Parts A and B respectively of this Post-Effective Amendment No. 43, by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 033-19946), as filed on April 30, 2020.

A Supplement dated September 11, 2020 to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 43 does not supersede Post-Effective Amendment No. 42 filed on April 30, 2020.

Part A

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

DC VARIABLE ACCOUNT – I

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT TWO

033-19946          HV-1524 – Group Variable Annuity Contract

Supplement dated September 11, 2020 to your Prospectus

1.            FUND ADD

HARTFORD DISCIPLINED EQUITY HLS FUND – CLASS IA

Effective on or about September 18, 2020, the following information is added to your Prospectus:

On the Cover Page, the Hartford Disciplined Equity HLS Fund – Class IA is added alphabetically to the list of underlying Funds.

In the section entitled, “The Funds”, the following information is added alphabetically under “Insurance Company Dedicated Mutual Funds”:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Disciplined Equity HLS Fund – Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company

The following language is added as the last sentence of the introduction to the “Accumulation Unit Values” tables:

There is no information for the Hartford Disciplined Equity HLS Fund because as of December 31, 2019, the Sub-Account had not commenced operation.

2.            FUND REORGANIZATION

At a meeting held on June 16-17, 2020, the Board of Directors of Hartford Series Fund, Inc. and Hartford HLS Series II, Inc. approved an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization of the Hartford Growth Opportunities HLS Fund (the “Acquired Fund”) into the Hartford Disciplined Equity HLS Fund (the “Acquiring Fund”) (the

1

“Reorganization”). The Reorganization is expected to close after the close of business on or about September 18, 2020 (the “Closing Date”).

The Reorganization contemplates: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund as of the close of business on the Closing Date; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive shares of the Acquiring Fund of the same class, and in equal value to, the shares of the Acquired Fund held by that shareholder as of the close of business on the Closing Date. The Reorganization does not require shareholder approval. References below to a combined Fund refer to the Acquiring Fund following the completion of the Reorganization.

With respect to the Reorganization, it is anticipated that, immediately following the Reorganization, shareholders of the combined Fund will incur lower actual management fees (i.e., the management fee rate payable calculated based on a fund’s asset level) than the shareholders of the Acquired Fund immediately prior to the Reorganization. With respect to the Reorganization, the total annual operating expense ratio of each class of the combined Fund immediately after the Reorganization is expected to be lower than the total annual operating expense ratio of the corresponding class of the Acquired Fund immediately prior to the Reorganization.

As a result of the Reorganization, if any of your Participant Account value is allocated to the Acquired Fund Sub-Account, that amount was merged into the Acquiring Fund Sub-Account.  If any portion of your future Contribution is allocated to the Acquired Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.  Effective as of the Closing Date, any transaction that includes an allocation to the Acquired Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

Prior to the date of the Reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Acquired Fund Sub-Account to other available Sub-Accounts.  This one special transfer will not be counted toward any limitations on transfers under your Contract.

Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the Reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the Reorganization. This one special transfer will not be counted toward any limitations on transfers under your Contract.

Effective as of the Closing Date, unless you direct us otherwise, if you are enrolled in any Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Acquired Fund Sub-Account, your enrollment will be automatically replaced by the Acquiring Fund Sub-Account.

2

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Acquired Fund are deleted and replaced with the Acquiring Fund.

3.   Cyber Security and Disruptions to Business Operations

The third paragraph in the section entitled Cyber Security and Disruptions to Business Operations in your prospectus is hereby deleted and replaced with the following new paragraph:

The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of this Registration Statement.

(b)(1)

Resolution of the Board of Directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 24, to Registration Statement No. 033-59541 filed on April 22, 2011.

(b)(2)	Not applicable.

(b)(3)(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28, to Registration Statement No. 033-59541 filed on April 22, 2013.

(b)(3)(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28, to Registration Statement No. 033-59541 filed on April 22, 2013.

(b)(4)	Form of Variable Annuity Contract incorporated by reference to Post-Effective Amendment No. 32, to Registration Statement No. 033-19946 filed on April 22, 2011.

(b)(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 32, to Registration Statement No. 033-19946 filed on April 22, 2011.

(b)(6)(a)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64, to Registration Statement No. 333-72042 filed on April 30, 2019.

(b)(6)(b)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64, to Registration Statement No. 333-72042 filed on April 30, 2019.

(b)(7)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28, to Registration Statement No. 033-59541 filed on April 22, 2013.

(b)(8)(a)

Fund Participation Agreement — Alliance Bernstein Investment Research & Management, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(b)	Fund Participation Agreement — Capital Research and Management Company incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(c)	Fund Participation Agreement — Fidelity Distributors Corporation incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(d)	Fund Participation Agreement — Franklin Templeton Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(e)

Fund Participation Agreement — Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(e)(i)

Fund Participation Agreement Amendment Nos. 1 & 2 to  — Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 54, to Registration Statement No. 333-72042 filed on September 22, 2015.

(b)(8)(f)	Fund Participation Agreement — AIM Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(g)	Fund Participation Agreement — OppenheimerFunds Distributor, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(h)

Fund Participation Agreement — Allianz Global Investors Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(i)	Fund Participation Agreement — Pioneer Funds Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(j)	Fund Participation Agreement — Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(k)	Fund Participation Agreement — Royce Fund Services, Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(l)	Fund Participation Agreement — Van Kampen Funds Inc. incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(m)

Fund Participation Agreement and Amendment — BISYS Fund Services Limited Partnership incorporated by reference to Post-Effective Amendment No. 33, to Registration Statement No. 033-19946 filed on April 23, 2012.

(b)(8)(n)	Fund Participation Agreement — American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 37, to Registration Statement No. 033-19946 filed on April 28, 2015.

(b)(8)(o)	Fund Participation Agreement — Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 37, to Registration Statement No. 033-19946 filed on April 28, 2015.

(b)(8)(p)	Fund Participation Agreement — HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 37, to Registration Statement No. 033-19946 filed on April 28, 2015.

(b)(9)(a)	Opinion and Consent of Lisa Proch, Senior Vice President, General Counsel & Chief Compliance Officer — Separate Account Two, filed herewith.

(b)(9)(b)

Opinion and Consent of Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent to Talcott Resolution Life Insurance Company Separate Account DC-I, filed herewith.

(b)(10)(a)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, filed herewith.

(b)(10)(b)	Consent of KPMG, LLP, Independent Registered Public Accounting Firm, Talcott Resolution Life Insurance Company DC Variable Account — I, filed herewith.

(b)(11)	Not applicable.

(b)(12)	Not applicable.

(b)(99)	Copy of Power of Attorney, filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Christopher B. Abreu	Vice President and Chief Risk Officer
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Head of Pricing
Glenn Gadzik	Vice President and Actuary
W. Dana LaForge* (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson* (5)	Director
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Craig D. Morrow	Vice President
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (6)	Director
Peter F. Sannizzaro*	President, Chief Executive Officer and Director
Manu Sareen (7)	Director
David I. Schamis* (8)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (9)	Director
Heath L. Watkin* (10)	Director
Peter Manley	Vice President and Head of Corporate Development and Strategy

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(5)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(6)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(7)	Address: Global Atlantic Re Ltd. 2nd Floor, Hamilton, Bermuda HM11
(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(9)	Address: 39 West 94th St., New York, NY 10025
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.                   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement File No. 033-19946, filed on April 30, 2020.

ITEM 27.                   NUMBER OF CONTRACT OWNERS

As of July 31, 2020 there were 52,760 Contract Owners.

ITEM 28.                   INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                   PRINCIPAL UNDERWRITERS

(a)                   MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer and Treasurer	**
Teresa A. Hassara	Vice President	**
Aruna Hobbs	Vice President	**
Kevin LaComb	Assistant Treasurer	*
Paul LaPiana	Vice President	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Continuing Education Officer	**
Eric H. Wietsma	Chief Executive Officer and President	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.                   LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company (“MassMutual”), as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.                   MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.                   UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         MassMutual, in its capacity as Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 11th day of September, 2020.

Talcott Resolution LIFE INSURANCE COMPANY

SEPARATE ACCOUNT TWO -

(DC VARIABLE ACCOUNT I)

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Operating Officer		Attorney-in-Fact

Talcott Resolution LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Operating Officer and Director*
Robert R. Siracusa, Chief Financial Officer
Richard J. Carbone, Director*
Henry Cornell, Director*
Brion S. Johnson, Director*	/s/ Peter F. Sannizzaro
W. Dana LaForge, Director*	Peter F. Sannizzaro
Emily R. Pollack, Director*	/s/ Robert R. Siracusa
Michael S. Rubinoff, Director*	Robert R. Siracusa
Manu Sareen, Director*	* By:	/s/ Sadie R. Gordon
David I. Schamis, Director*		Sadie R. Gordon, Attorney-in-Fact
Robert W. Stein, Director*
Heath L. Watkin, Director*	Date:	September 11, 2020

033-19946

EXHIBIT INDEX

(9)	(a)	Opinion and Consent of Lisa Proch, Senior Vice President, General Counsel & Chief Compliance Officer, Talcott Resolution Life Insurance Company Separate Account Two.
(b)

Opinion and Consent of Sadie R. Gordon, Lead Counsel, Registered Retirement Products & Mutual Funds, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Talcott Resolution Life Insurance Company Separate Account DC-I.

(10)	(a)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
	(b)	Consent of KPMG LLP, Independent Registered Public Accounting Firm, Talcott Resolution Life Insurance Company DC Variable Account - I.
(99)	Copy of Power of Attorney.